Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2020
Financial investments and financial receivables [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]
Non-current financial investments
	At 31 December
(in USD million)	2020	2019

Bonds	1,866	1,629
Listed equity securities	1,648	1,261
Non-listed equity securities	569	710

Financial investments	4,083	3,600

Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2020	2019

Interest bearing financial receivables	711	439
Prepayments	118	129
Other non-interest bearing receivables	32	646

Prepayments and financial receivables	861	1,214

Disclosure of other current assets [text block]
Current financial investments
	At 31 December
(in USD million)	2020	2019

Time deposits	4,841	4,158
Interest bearing securities	7,010	3,268
Listed equity securities	13	0

Financial investments	11,865	7,426